Line of Credit	12 Months Ended
Dec. 31, 2011
Line of Credit

8.  Line of Credit

The Company had maintained a working capital line of credit (the “Facility”), which was terminated on November 30, 2010, with a balance of $0. The Facility was secured by accounts receivable, was subject to a liquidity financial covenant and certain positive and negative covenants and in connection therewith, the Company had granted a first priority security interest in substantially all of its assets to the financial institution that provided this Facility.